UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number_811-06336

__Franklin Templeton International Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Annual Report and Shareholder Letter
October 31, 2016

Franklin India Growth Fund

A SERIES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents
Annual Report
Franklin India Growth Fund	3
Performance Summary	6
Your Fund’s Expenses	9
Financial Highlights and Statement of Investments	10
Financial Statements	15
Notes to Financial Statements	18
Report of Independent Registered
Public Accounting Firm	24
Tax Information	25
Board Members and Officers	26
FT (Mauritius) Offshore Investments Limited	31
Shareholder Information	43

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Annual Report

franklintempleton.com

Annual Report

Franklin India Growth Fund

We are pleased to bring you Franklin India Growth Fund’s annual report for the fiscal year ended October 31, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation by investing under normal market conditions at least 80% of its net assets in securities of “Indian companies,” which are defined as those organized under the laws of, with a principal office in, or for which the principal trading market for their securities is in India, that derive 50% or more of total revenue or profit from goods or services produced or sales made in India, or that have 50% or more of their assets in India.1 The Fund currently intends to invest in the securities of Indian companies by investing in shares of a wholly-owned, collective investment vehicle (the “Portfolio”), registered with and regulated by the Mauritius Financial Services Commission. Investing through the Portfolio is intended to provide the Fund with a tax-efficient method of investing indirectly in Indian companies. Unless the context otherwise requires, descriptions in this annual report of securities and transactions, and their associated risks, generally refer to investments made indirectly by the Fund through the Portfolio.

Performance Overview

The Fund’s Class A shares had a +10.55% cumulative total return for the 12 months under review. In comparison, the MSCI India Index posted a +3.99% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

Indian equity markets started the Fund’s fiscal year on a weak note, led by worries about global growth after commodity prices plunged to multi-year lows and concerns regarding a possible rate hike by the U.S. Federal Reserve in December 2015.

Portfolio Composition1

Based on Total Net Assets as of 10/31/16

1. The information shown reflects the Fund’s indirect holdings through the Portfolio. 2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 14.

franklintempleton.com

Annual Report

FRANKLIN INDIA G ROWTH FUND

However, markets started inching up driven by the Upper House passing the goods and services tax bill, the country’s first quarter fiscal year 2017 (1QFY17) earnings being in line with expectations and robust foreign portfolio investors inflows. As a result, the benchmark MSCI India Index ended the 12-month period with a +3.99% total return.2

On the economic front, India’s gross domestic product (GDP) growth for 1QFY17 fell to 7.1% year-over-year (y-o-y) from 7.9% y-o-y in the previous quarter. The disappointment in GDP growth was primarily due to a sharp reduction in net indirect tax growth. This reduction was likely led by tax refunds, and in our opinion could be treated as a one-off instance. India’s current account deficit (CAD) was 0.1% of GDP for 1QFY17, same as in the previous quarter. On a y-o-y basis, the CAD declined 95% from US$6 billion (1.2% of GDP) in the first quarter of fiscal year 2016, primarily due to a lower trade deficit.3 The country’s capital account surplus rose to US$7.1 billion (1.4% of GDP) in 1QFY17 from US$3.5 billion (0.6% of GDP) in the fourth quarter fiscal year 2016 (4QFY16), led by higher portfolio flows and lesser decline in banking capital. This development kept the overall balance of payments in surplus at US$7 billion in 1QFY17 versus US$3.3 billion in 4QFY16.4

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

Also, recent trends showed benign Consumer Price Index (CPI) inflation. CPI for the 12-month period ended in September 2016 further eased to 4.31% from 5.05% in August as food price inflation dropped. The consumer food price index slipped to 3.88% in September from 5.91% in August amid falling vegetable prices.3

Maintaining an accommodative stance in its October 2016 policy review, the Reserve Bank of India (RBI) cut its key policy rate by 25 basis points (0.25%) to 6.25%. Although the RBI recognized that the upside risks to inflation continue to exist, it indicated that they are of lower magnitude than in previous policy reviews and

Top 10 Holdings[1]
10/31/16
Company	% of Total
Sector/Industry	Net Assets
Tata Motors Ltd.	6.3%
Automobiles
HDFC Bank Ltd.	5.8%
Banks
Infosys Ltd.	4.6%
IT Services
Sun Pharmaceutical Industries Ltd.	4.2%
Pharmaceuticals
Yes Bank Ltd.	4.2%
Banks
Kotak Mahindra Bank Ltd.	4.1%
Banks
IndusInd Bank Ltd.	4.0%
Banks
HCL Technologies Ltd.	3.8%
IT Services
UltraTech Cement Ltd.	3.7%
Construction Materials
Hindustan Unilever Ltd.	3.7%
Household Products

that a further fall in inflation could provide a case for future policy action in the coming months. The RBI retained a strong growth projection for 2016, while considering global risks and an improving domestic economic growth outlook.

Investment Strategy

We are research-driven, fundamental investors pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we seek to invest in companies whose current market price, in our opinion, does not reflect future growth prospects. We look for companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation. Our philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above-average or rising margins, and strong returns on capital invested in the business. In choosing equity investments, we also consider such factors as the company’s financial strength, management’s expertise, the company’s growth potential within the industry, and the industry’s growth potential.

3. Source: Central Statistics Office, India.
4. Source: Ministry of Finance, India.
See www.franklintempletondatasources.com for additional data provider information.

4 Annual Report

franklintempleton.com

FRANKLIN INDIA G ROWTH FUND

Manager’s Discussion

On an absolute basis, the Fund’s position in leading private bank Yes Bank was a key contributor to performance during the 12 months under review. The company seemed well positioned to us given its high branch presence, low market share and best-in-class asset quality. Another private banking giant HDFC Bank was also a top contributor from the banking industry, as the company continued to post decent earnings and healthy growth in current account savings account deposits. In our analysis, its asset quality remains robust with low impact of the RBI’s Asset Quality Review (AQR) directive.

Bharat Petroleum, an Indian state-controlled oil and gas company, was also among the top contributors on an absolute basis and helped boost the Fund’s overall performance during the period under review. The company reported decent results during the year. Its annual report showed its return ratios rising to 12-year highs in fiscal year 2016. We believe that the company’s low leverage ratios and continuation of positive free cash flow remain favorable factors compared with other oil marketing companies.

Key detractors from absolute Fund performance over the period under review were leading pharmaceutical companies Sun Pharmaceutical Industries and Dr. Reddy’s Laboratories. The Indian health care sector, including pharmaceuticals, continued to reel under the impact of U.S. Food and Drug Administration warning letters and restrictions sent to some of the industry’s key players. Subsequently, shares of both companies declined during the year and were detractors on an absolute basis.

Another detractor from the Fund’s absolute performance was leading machinery company Cummins India. Concerns about exports and high price competition contributed to lower margins for Cummins. However, there has been solid growth in the domestic market highlighted by an increase in road, railway and mining activities. Moreover, given the government’s proposed plan to support infrastructure, the company’s long-term prospects remains intact, in our opinion.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended

CFA® is a trademark owned by CFA Institute.

October 31, 2016, the U.S. dollar rose in value relative to the Indian rupee. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities denominated in the Indian rupee.

Thank you for your continued participation in Franklin India Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com

Annual Report 5

FRANKLIN INDIA G ROWTH FUND

Performance Summary as of October 31, 2016

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Performance as of 10/31/161

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Average Annual
	Cumulative	Average Annual	Total Return
Share Class	Total Return[2]	Total Return[3]	(9/30/16)[4]
A
1-Year	+10.55%	+4.16%	+4.69%
5-Year	+46.49%	+6.66%	+7.98%
Since Inception (1/31/08)	+42.93%	+3.46%	+3.38%
Advisor
1-Year	+10.82%	+10.82%	+11.39%
5-Year	+48.60%	+8.24%	+9.56%
Since Inception (1/31/08)	+46.57%	+4.47%	+4.39%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

6 Annual Report

franklintempleton.com

FRANKLIN INDIA G ROWTH FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

See page 8 for Performance Summary footnotes.

franklintempleton.com

Annual Report 7

FRANKLIN INDIA G ROWTH FUND
PERFORMANCE SUMMARY

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.65%	2.04%
Advisor	1.40%	1.79%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to risks associated with these companies’ smaller size, lesser liquidity and the potential lack of established legal, political, business and social frameworks to support securities markets in the countries in which they operate. The Fund relies on the income tax treaty between India and the Republic of Mauritius for relief from certain Indian taxes. Treaty renegotiation, legislative changes or changes in the requirements to establish a residency in Mauritius may result in higher taxes and lower returns for the Fund. Because the Fund invests its assets primarily in companies in a specific country or region the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction contractually guaranteed through 2/28/17. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Source: Morningstar. The MSCI India Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in India.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

8 Annual Report

franklintempleton.com

FRANKLIN INDIA G ROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

					Hypothetical
			Actual		(5% annual return before
		(actual return after expenses)			expenses)

			Expenses			Expenses
		Ending	Paid During		Ending	Paid During
	Beginning	Account	Period		Account	Period
Share	Account	Value	5/1/16	–	Value	5/1/16	–	Net Annualized
Class	Value 5/1/16	10/31/16	10/31/16[1,2]		10/31/16	10/31/16[1,2]		Expense Ratio[2]

A	$1,000	$1,132.30	$8.84		$1,016.64	$8.36		1.65%
C	$1,000	$1,128.10	$12.84		$1,013.07	$12.14		2.40%
R6	$1,000	$1,134.00	$6.65		$1,018.90	$6.29		1.24%
Advisor	$1,000	$1,134.50	$7.51		$1,018.10	$7.10		1.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com

Annual Report

Financial Highlights
Franklin India Growth Fund
		Year Ended October 31,
	2016	2015	2014	2013	2012
Class A
Per share operating performance[a]
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.23	$12.37	$8.55	$8.73	$9.45
Income from investment operations[b]:
Net investment income (loss)[c]	0.02 [d]	(0.10)	0.02 [e]	(0.01)	(0.04)
Net realized and unrealized gains (losses)	1.27	0.04	3.80	(0.17)	(0.55)
Total from investment operations	1.29	(0.06)	3.82	(0.18)	(0.59)
Less distributions from:
Net investment income	—	(0.08)	—	—	—
Net realized gains	—	—	—	—	(0.13)
Total distributions	—	(0.08)	—	—	(0.13)
Net asset value, end of year	$13.52	$12.23	$12.37	$8.55	$8.73

Total return[f]	10.55%	(0.49)%	44.68%	(2.06)%	(6.02)%

Ratios to average net assets[a]
Expenses before waiver and payments by affiliates	2.14%	2.08%	2.25%	2.26%	2.21%
Expenses net of waiver and payments by affiliates	1.65%	1.69%	1.65%	1.68%	1.68%
Net investment income (loss)	0.15%[d]	(0.77)%	0.22%[e]	(0.07)%	(0.43)%

Supplemental data
Net assets, end of year (000’s)	$61,347	$66,035	$53,230	$25,025	$31,555
Portfolio turnover rate[g]	21.54%	46.88%	35.48%	16.95%	41.30%

aThe per share amounts and ratios include income and expenses of the Portfolio.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income (loss) per share includes approximately $0.09 per share related to a corporate action in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.61)%.
eNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 0.04%.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
gIncludes the Portfolio’s rate of turnover.

10 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL H IGHLIGHTS

Franklin India Growth Fund (continued)
		Year Ended October 31,
	2016	2015	2014	2013	2012
Class C
Per share operating performance[a]
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.64	$11.81	$8.22	$8.45	$9.22
Income from investment operations[b]:
Net investment income (loss)[c]	(0.07)[d]	(0.18)	(0.05)[e]	(0.07)	(0.09)
Net realized and unrealized gains (losses)	1.20	0.05	3.64	(0.16)	(0.55)
Total from investment operations	1.13	(0.13)	3.59	(0.23)	(0.64)
Less distributions from:
Net investment income	—	(0.04)	—	—	—
Net realized gains	—	—	—	—	(0.13)
Total distributions	—	(0.04)	—	—	(0.13)
Net asset value, end of year	$12.77	$11.64	$11.81	$8.22	$8.45

Total return[f]	9.71%	(1.14)%	43.67%	(2.72)%	(6.71)%

Ratios to average net assets[a]
Expenses before waiver and payments by affiliates	2.89%	2.79%	2.95%	2.98%	2.93%
Expenses net of waiver and payments by affiliates	2.40%	2.40%	2.35%	2.40%	2.40%
Net investment income (loss)	(0.60)%[d]	(1.48)%	(0.48)%[e]	(0.79)%	(1.15)%

Supplemental data
Net assets, end of year (000’s)	$17,291	$17,754	$11,655	$6,078	$9,201
Portfolio turnover rate[g]	21.54%	46.88%	35.48%	16.95%	41.30%

aThe per share amounts and ratios include income and expenses of the Portfolio.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income (loss) per share includes approximately $0.09 per share related to a corporate action in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (1.36)%.
eNet investment income (loss) per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.66)%.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
gIncludes the Portfolio’s rate of turnover.

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report 11

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL H IGHLIGHTS

Franklin India Growth Fund (continued)
		Year Ended October 31,
	2016	2015	2014	2013 [a]
Class R6
Per share operating performance[b]
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.51	$12.63	$8.68	$9.35
Income from investment operations[c]:
Net investment income (loss)[d]	0.07 [e]	(0.04)	0.07 [f]	0.02
Net realized and unrealized gains (losses)	1.31	0.03	3.88	(0.69)
Total from investment operations	1.38	(0.01)	3.95	(0.67)
Less distributions from net investment income	—	(0.11)	—	—
Net asset value, end of year	$13.89	$12.51	$12.63	$8.68

Total return[g]	11.03%	(0.07)%	45.51%	(7.17)%

Ratios to average net assets[b,h]
Expenses before waiver and payments by affiliates	1.67%	1.63%	1.80%	1.78%
Expenses net of waiver and payments by affiliates	1.24%	1.24%	1.20%	1.20%
Net investment income (loss)	0.56%[e]	(0.32)%	0.67%[f]	0.41%

Supplemental data
Net assets, end of year (000’s)	$12,592	$12,102	$740	$459
Portfolio turnover rate[i]	21.54%	46.88%	35.48%	16.95%

aFor the period May 1, 2013 (effective date) to October 31, 2013.
bThe per share amounts and ratios include income and expenses of the Portfolio.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eNet investment income (loss) per share includes approximately $0.09 per share related to a corporate action in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.
fNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 0.49%.
gTotal return is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.
iIncludes the Portfolio’s rate of turnover.

12 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL H IGHLIGHTS

Franklin India Growth Fund (continued)
		Year Ended October 31,
	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance[a]
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.48	$12.60	$8.68	$8.83	$9.54
Income from investment operations[b]:
Net investment income (loss)[c]	0.05 [d]	(0.06)	0.05 [e]	0.02	(0.01)
Net realized and unrealized gains (losses)	1.30	0.04	3.87	(0.17)	(0.57)
Total from investment operations	1.35	(0.02)	3.92	(0.15)	(0.58)
Less distributions from:
Net investment income	—	(0.10)	—	—	—
Net realized gains	—	—	—	—	(0.13)
Total distributions	—	(0.10)	—	—	(0.13)
Net asset value, end of year	$13.83	$12.48	$12.60	$8.68	$8.83

Total return	10.82%	(0.11)%	45.16%	(1.70)%	(5.75)%

Ratios to average net assets[a]
Expenses before waiver and payments by affiliates	1.89%	1.79%	1.95%	1.98%	1.93%
Expenses net of waiver and payments by affiliates	1.40%	1.40%	1.35%	1.40%	1.40%
Net investment income (loss)	0.40%[d]	(0.48)%	0.52%[e]	0.21%	(0.15)%

Supplemental data
Net assets, end of year (000’s)	$24,723	$34,113	$41,740	$28,340	$30,642
Portfolio turnover rate[f]	21.54%	46.88%	35.48%	16.95%	41.30%

aThe per share amounts and ratios include income and expenses of the Portfolio.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income (loss) per share includes approximately $0.09 per share related to a corporate action in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.36)%.
eNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 0.34%.
fIncludes the Portfolio’s rate of turnover.

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report 13

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Statement of Investments, October 31, 2016

Franklin India Growth Fund
	Shares	Value
Common Stocks (Cost $1,505,544) 1.8%
IT Services 1.8%
[a] Cognizant Technology Solutions Corp., A (United States)	40,000	$2,054,000
Management Investment Companies (Cost $67,747,599) 97.8%
Diversified Financial Services 97.8%
[a] FT (Mauritius) Offshore Investments Ltd. (India)	7,531,168	113,405,160
Total Investments (Cost $69,253,143) 99.6%		115,459,160
Other Assets, less Liabilities 0.4%		493,538
Net Assets 100.0%		$115,952,698

aNon-income producing.

14 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Financial Statements

Statement of Assets and Liabilities

October 31, 2016

Franklin India Growth Fund
Assets:
Investments in securities:
Cost	$1,505,544
Value	$2,054,000
Investment in FT (Mauritius) Offshore Investments Limited (Note 1)	113,405,160
Total value of investments	$115,459,160
Cash	621,395
Receivables:
Capital shares sold	339,297
Affiliates	60,072
Other assets	22
Total assets	116,479,946
Liabilities:
Payables:
Capital shares redeemed	465,667
Distribution fees	27,731
Transfer agent fees	26,973
Accrued expenses and other liabilities	6,877
Total liabilities	527,248
Net assets, at value	$115,952,698
Net assets consist of:
Paid-in capital	$87,309,209
Undistributed net investment income (loss)	(443,226)
Net unrealized appreciation (depreciation)	30,099,036
Accumulated net realized gain (loss)	(1,012,321)
Net assets, at value	$115,952,698
Class A:
Net assets, at value	$61,346,771
Shares outstanding	4,536,673
Net asset value per share[a]	$13.52
Maximum offering price per share (net asset value per share ÷ 94.25%)	$14.34
Class C:
Net assets, at value	$17,290,910
Shares outstanding	1,354,038
Net asset value and maximum offering price per share[a]	$12.77
Class R6:
Net assets, at value	$12,591,960
Shares outstanding	906,851
Net asset value and maximum offering price per share	$13.89
Advisor Class:
Net assets, at value	$24,723,057
Shares outstanding	1,787,925
Net asset value and maximum offering price per share	$13.83
[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report 15

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL STATEMENTS

Statement of Operations
for the year ended October 31, 2016

Franklin India Growth Fund

Net investment income allocated from FT (Mauritius) Offshore Investments Limited:
Dividends	$1,975,437
Expenses	(1,214,087)
Net investment income allocated from FT (Mauritius) Offshore Investments Limited	761,350
Expenses:
Management fees (Note 3a)	417,084
Distribution fees: (Note 3c)
Class A	144,774
Class C	162,397
Transfer agent fees: (Note 3e)
Class A	128,124
Class C	35,931
Class R6	94
Advisor Class	52,814
Custodian fees (Note 4)	1,511
Reports to shareholders	40,502
Registration and filing fees	86,205
Professional fees	61,489
Trustees’ fees and expenses	4,984
Other	5,962
Total expenses	1,141,871
Expenses waived/paid by affiliates (Note 3f)	(531,164)
Net expenses	610,707
Net investment income	150,643
Realized and unrealized gains (losses) on investments allocated from FT (Mauritius) Offshore Investments Limited:
Net realized gain (loss) from:
Investments	3,850,427
Foreign currency transactions	(145,293)
Net realized gain (loss)	3,705,134
Net change in unrealized appreciation (depreciation):
Investments[a]	5,528,804
Translation of assets and liabilities denominated in foreign currencies	(6,296)
Net change in unrealized appreciation (depreciation)	5,522,508
Net realized and unrealized gain (loss)	9,227,642
Net increase (decrease) in net assets resulting from operations	$9,378,285

aIncludes $(670,400) of change in unrealized depreciation of other investments held by Franklin India Growth Fund.

16 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin India Growth Fund

	Year Ended October 31,

	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$150,643	$(1,017,745)
Net realized gain (loss)	3,705,134	5,169,477
Net change in unrealized appreciation (depreciation)	5,522,508	(7,330,513)
Net increase (decrease) in net assets resulting from operations	9,378,285	(3,178,781)
Distributions to shareholders from:
Net investment income:
Class A	—	(377,153)
Class C	—	(39,821)
Class R6	—	(8,415)
Advisor Class	—	(360,434)
Total distributions to shareholders	—	(785,823)
Capital share transactions: (Note 2)
Class A	(9,981,239)	15,278,467
Class C	(1,858,519)	6,853,944
Class R6	(755,428)	11,877,693
Advisor Class	(10,835,035)	(7,405,417)
Total capital share transactions	(23,430,221)	26,604,687
Net increase (decrease) in net assets	(14,051,936)	22,640,083
Net assets:
Beginning of year	130,004,634	107,364,551
End of year	$115,952,698	$130,004,634
Undistributed net investment income (loss) included in net assets:
End of year	$(443,226)	$—
Distributions in excess of net investment income included in net assets:
End of year	$—	$(749,720)

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report 17

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Notes to Financial Statements

Franklin India Growth Fund

1. Organization and Significant Accounting Policies

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin India Growth Fund (Fund), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The Fund operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report, and should be read in conjunction with the Fund’s financial statements. At October 31, 2016, the Fund owned 100% of the outstanding shares of the Portfolio.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund’s investment in the Portfolio shares is valued at the Portfolio’s NAV per share. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

18 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin India Growth Fund (continued)

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

The Fund’s investment in the Portfolio may be subject to income and withholding taxes in Mauritius and/or India which are discussed in Note 1(c) of the Portfolio’s Notes to Financial Statements.

The India tax law also includes provisions that impose tax on certain transfers of shares of non-Indian companies that substantially derive their value from Indian assets. Uncertainty exists with respect to the application of this law on investment structures such as the Fund and the Portfolio. However, based on judgment and analysis of the facts and circumstances, management currently believes that the provisions are not likely to have a material impact on the Fund and the Portfolio.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions, including investments in the Portfolio, are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

The Fund records its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses daily. In addition, the Fund accrues its own expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

franklintempleton.com

Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST NOTES TO FINANCIAL STATEMENTS

Franklin India Growth Fund (continued)

2. Shares of Beneficial Interest

At October 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended October 31,

		2016		2015
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	918,366	$11,299,421	4,401,766	$57,121,638
Shares issued in reinvestment of distributions	—	—	29,663	360,698
Shares redeemed	(1,779,920)	(21,280,660)	(3,335,562)	(42,203,869)
Net increase (decrease)	(861,554)	$(9,981,239)	1,095,867	$15,278,467

Class C Shares:
Shares sold	280,910	$3,217,739	1,060,217	$13,152,190
Shares issued in reinvestment of distributions	—	—	3,132	36,455
Shares redeemed	(452,332)	(5,076,258)	(524,396)	(6,334,701)
Net increase (decrease)	(171,422)	$(1,858,519)	538,953	$6,853,944

Class R6 Shares:
Shares sold	260,122	$3,194,111	988,182	$12,871,996
Shares issued in reinvestment of distributions	—	—	679	8,415
Shares redeemed	(320,599)	(3,949,539)	(80,153)	(1,002,718)
Net increase (decrease)	(60,477)	$(755,428)	908,708	$11,877,693

Advisor Class Shares:
Shares sold	628,666	$8,090,137	1,768,232	$23,199,578
Shares issued in reinvestment of distributions	—	—	18,179	224,880
Shares redeemed	(1,574,976)	(18,925,172)	(2,365,084)	(30,829,875)
Net increase (decrease)	(946,310)	$(10,835,035)	(578,673)	$(7,405,417)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the Portfolio and of the following subsidiaries:

20 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin India Growth Fund (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers (directly and/or indirectly through the Portfolio). The total management fee is paid based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

For the year ended October 31, 2016, the effective investment management fee rate was 1.300% of the Fund’s average daily net assets.

Under a subadvisory agreement, TAML, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

franklintempleton.com

Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST NOTES TO FINANCIAL STATEMENTS

Franklin India Growth Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended October 31, 2016, the Fund paid transfer agent fees of $216,963, of which $110,750 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees) for Class A, Class C and Advisor Class of the Fund do not exceed 1.40%, and Class R6 does not exceed 1.24% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 28, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended October 31, 2016, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2016, the Fund had short-term capital loss carryforwards of $355,834.

During the year ended October 31, 2016, the Fund utilized $2,980,335 of capital loss carryforwards.

The tax character of distributions paid during the years ended October 31, 2016 and 2015, was as follows:

	2016	2015
Distributions paid from ordinary income	$—	$785,823

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation), including the holdings of the Portfolio, for income tax purposes were as follows:

Cost of investments	$83,570,644
Unrealized appreciation	$31,083,250
Unrealized depreciation	(2,061,021)
Net unrealized appreciation (depreciation)	$29,022,229

The Portfolio is a disregarded entity for United States federal income tax purposes.

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

22 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin India Growth Fund (continued)

6. Investment Transactions

Purchases and sales of investments including transactions from the Portfolio (excluding short term securities) for the year ended October 31, 2016, aggregated $23,037,791 and $44,516,554, respectively.

7. Concentration of Risk

Investing in Indian equity securities through the Portfolio may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the year ended October 31, 2016, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

franklintempleton.com

Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Franklin India Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin India Growth Fund (the “Fund”) as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California December 16, 2016

24 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Tax Information (unaudited)

Franklin India Growth Fund

Under Section 854(b)(1)(B) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $1,607,937 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2016. Distributions, including qualified dividend income, paid during calendar year 2016 will be reported to shareholders on Form 1099-DIV by mid-February 2017. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

franklintempleton.com

Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1991	142	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	136	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing
				communications services) (2011-
				present) and H.J. Heinz Company
				(processed foods and allied products)
				(1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director,
Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension
Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 1998	142	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				Canadian National Railway (railroad)
				(2001-present), White Mountains
				Insurance Group, Ltd. (holding
				company) (2004-present), Santander
				Consumer USA Holdings, Inc.
				(consumer finance) (November 2015),
				RTI International Metals, Inc.
				(manufacture and distribution of
				titanium) (1999-2015) and H.J. Heinz
				Company (processed foods and allied
				products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	142	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company)
(2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

26 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Larry D. Thompson (1945)	Trustee	Since 2007	142	The Southern Company (energy
One Franklin Parkway				company) (2014-present; previously
San Mateo, CA 94403-1906				2010-2012), Graham Holdings Company
(education and media organization)
(2011-present) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo,
Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc.
(2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and
Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since	116	None
One Franklin Parkway	Independent	2006 and
San Mateo, CA 94403-1906	Trustee	Lead
Independent
Trustee since
2008
Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-
2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President – Corporate
Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of Time	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Served	by Board Member*	Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	158	None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940)	Chairman of	Since 2013	142	None
One Franklin Parkway	the Board and
San Mateo, CA 94403-1906	Trustee
Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

franklintempleton.com

Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of Time	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Served	by Board Member*	Least the Past 5 Years

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC;
and officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Financial
Officer and
Chief
Accounting
Officer
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and
officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948)	Vice	Since May 2016	Not Applicable	Not Applicable
One Franklin Parkway	President –
San Mateo, CA 94403-1906	AML
Compliance
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

28 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of Time	Fund Complex Overseen	Other Directorships Held During at
and Address	Position	Served	by Board Member*	Least the Past 5 Years

Kimberly H. Novotny (1972)	Vice	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the
South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	President and
San Mateo, CA 94403-1906	Secretary
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid J. Tofigh (1972)	Vice	Since 2015	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Craig S. Tyle (1960)	Vice	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective November 1, 2016, Frank A. Olson ceased to be a trustee of the Trust.

franklintempleton.com

Annual Report

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Interested Board Members and Officers (continued)

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

30 Annual Report

franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Financial Highlights
(Expressed in U.S. Dollars)
		Year Ended October 31,
	2016	2015	2014	2013	2012
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.43	$13.49	$9.19	$9.37	$9.88
Income from investment operations[a]:
Net investment income (loss)[b]	0.10 [c]	(0.02)	0.09 [d]	0.06	0.02
Net realized and unrealized gains (losses)	1.53	(0.04)	4.21	(0.24)	(0.53)
Total from investment operations	1.63	(0.06)	4.30	(0.18)	(0.51)
Net asset value, end of year	$15.06	$13.43	$13.49	$9.19	$9.37

Total return	12.14%	(0.44)%	46.79%	(1.92)%	(5.16)%

Ratios to average net assets
Expenses	1.14%	1.10%	1.12%	1.07%	1.08%
Net investment income (loss)	0.71%[c]	(0.16)%	0.80%[d]	0.54%	0.19%

Supplemental data
Net assets, end of year (000’s)	$113,405	$126,895	$105,258	$58,206	$70,010
Portfolio turnover rate	21.54%	46.88%	35.48%	16.95%	41.30%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Portfolio.
bBased on average daily shares outstanding.
cNet investment income (loss) per share includes approximately $0.10 per share related to a corporate action in connection with certain Portfolio holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.07)%.
dNet investment income per share includes approximately $0.02 per share related to income received in the form of special dividends in connection with certain Portfolio hold-
ings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.62%.

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report 31

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Statement of Investments, October 31, 2016
(Expressed in U.S. Dollars)
	Shares	Value
Common Stocks 97.5%
India 97.5%
Auto Components 1.9%
Bharat Forge Ltd	146,000	$1,935,297
Bosch Ltd	511	167,585
		2,102,882
Automobiles 7.8%
Mahindra & Mahindra Ltd	75,000	1,480,783
Tata Motors Ltd	496,972	3,963,209
Tata Motors Ltd., A	653,796	3,389,801
		8,833,793
Banks 24.1%
Axis Bank Ltd	316,336	2,312,840
[a] HDFC Bank Ltd	301,400	6,765,896
IndusInd Bank Ltd	261,863	4,691,225
Kotak Mahindra Bank Ltd	387,000	4,755,362
State Bank of India	1,032,520	3,987,388
Yes Bank Ltd	255,213	4,845,078
		27,357,789
Capital Markets 4.5%
Credit Analysis and Research Ltd	123,000	2,760,855
ICRA Ltd	4,100	263,301
Motilal Oswal Financial Services Ltd	235,574	2,089,295
		5,113,451
Chemicals 1.4%
Asian Paints Ltd	97,012	1,564,520
Construction & Engineering 5.6%
Larsen & Toubro Ltd	183,000	4,047,258
Voltas Ltd	403,500	2,337,356
		6,384,614
Construction Materials 5.5%
Shree Cement Ltd	7,932	2,008,269
UltraTech Cement Ltd	72,000	4,278,955
		6,287,224
Consumer Finance 2.6%
Mahindra & Mahindra Financial Services Ltd	551,212	2,993,445
Electrical Equipment 2.1%
Amara Raja Batteries Ltd	151,430	2,330,204
Food Products 2.2%
Britannia Industries Ltd	5,000	248,536
Nestle India Ltd	21,000	2,184,983
		2,433,519
Hotels, Restaurants & Leisure 1.7%
Indian Hotels Co. Ltd	1,082,268	1,911,280
Household Durables 0.8%
[a] Crompton Greaves Consumer Electricals Ltd	336,677	933,243
Household Products 3.7%
Hindustan Unilever Ltd	337,619	4,247,278

32 Annual Report

franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

STATEMENT O F INVESTMENTS

(Expressed in U.S. Dollars)

	Shares	Value
Common Stocks (continued)
India (continued)
IT Services 8.6%
HCL Technologies Ltd	383,000	$4,408,215
Infosys Ltd	356,000	5,348,171
		9,756,386
Machinery 3.9%
Cummins India Ltd	289,000	3,707,134
SKF India Ltd	35,000	737,520
		4,444,654
Media 1.0%
[a] Jagran Prakashan Ltd	375,878	1,117,695
Multiline Retail 1.4%
Trent Ltd	500,000	1,531,379
Oil, Gas & Consumable Fuels 2.3%
Bharat Petroleum Corp. Ltd	260,696	2,615,574
Pharmaceuticals 10.2%
Cadila Healthcare Ltd	423,241	2,657,923
Dr. Reddy’s Laboratories Ltd	74,000	3,688,429
Lupin Ltd	15,900	361,885
Sun Pharmaceutical Industries Ltd	435,831	4,887,896
		11,596,133
Real Estate Management & Development 0.6%
[a] Godrej Properties Ltd	5,000	27,311
Oberoi Realty Ltd	130,000	702,088
		729,399
Textiles, Apparel & Luxury Goods 3.2%
[a] Aditya Birla Fashion and Retail Ltd	613,568	1,508,519
Titan Co. Ltd	370,778	2,124,739
		3,633,258
Transportation Infrastructure 1.0%
Gujarat Pipavav Port Ltd	430,000	1,073,314
Wireless Telecommunication Services 1.4%
Bharti Airtel Ltd	256,275	1,224,426
Idea Cellular Ltd	280,900	323,413
		1,547,839
Total Common Stocks (Cost $80,987,287)		110,538,873
Other Assets, less Liabilities 2.5%		2,866,287
Net Assets 100.0%		$113,405,160

[a]Non-income producing.

franklintempleton.com

Annual Report

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Financial Statements
(Expressed in U.S. Dollars)

Statement of Assets and Liabilities
October 31, 2016

Assets:
Investments in securities:
Cost	$80,987,287
Value	$110,538,873
Cash	181,923
Foreign currency, at value (cost $2,782,261)	2,782,261
Receivables from dividends	34,451
Total assets	113,537,508
Liabilities:
Payables:
Investment securities purchased	5,164
Management fees	90,482
Administrative fees	1,572
Accrued expenses and other liabilities	35,130
Total liabilities	132,348
Net assets, at value	$113,405,160
Shares outstanding	7,531,168
Net asset value per share	$15.06

34 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Statement of Operations
for the year ended October 31, 2016

Investment income:
Dividends	$1,975,437
Expenses:
Management fees (Note 3a)	1,009,781
Administrative fees (Note 3b)	34,169
Custodian fees	82,812
Reports to shareholders	1,500
Registration and filing fees	4,000
Professional fees	34,689
Directors’ fees and expenses	10,000
Other	37,136
Total expenses	1,214,087
Net investment income	761,350
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	3,850,427
Foreign currency transactions	(145,293)
Net realized gain (loss)	3,705,134
Net change in unrealized appreciation (depreciation) on:
Investments	6,199,204
Translation of other assets and liabilities denominated in foreign currencies	(6,296)
Net change in unrealized appreciation (depreciation)	6,192,908
Net realized and unrealized gain (loss)	9,898,042
Net increase (decrease) in net assets resulting from operations	$10,659,392

franklintempleton.com

The accompanying notes are an integral part of these financial statements. | Annual Report 35

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

Statements of Changes in Net Assets

	Year Ended October 31,
	2016	2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$761,350	$(202,428)
Net realized gain (loss)	3,705,134	5,169,477
Net change in unrealized appreciation (depreciation)	6,192,908	(8,100,913)
Net increase (decrease) in net assets resulting from operations	10,659,392	(3,133,864)
Capital share transactions (Note 2)	(24,149,189)	24,770,596
Net increase (decrease) in net assets	(13,489,797)	21,636,732
Net assets:
Beginning of year	126,894,957	105,258,225
End of year	$113,405,160	$126,894,957

36 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

Notes to Financial Statements

(Expressed in U.S. Dollars)

1. Organization and Significant Accounting Policies

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At October 31, 2016, Franklin India Growth Fund (Fund) owned 100% of the Portfolio.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

The Portfolio’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund’s procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio’s securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

franklintempleton.com

Annual Report

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

NOTES TO FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Portfolio’s securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Portfolio may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Portfolio does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes

The Portfolio conducts its investment activities in India as a tax resident of Mauritius and currently expects to obtain benefits under the double taxation treaty between Mauritius and India (Treaty). In order to obtain benefits under the Treaty, the Portfolio must meet certain tests and conditions, including the establishment of Mauritius tax residence and related requirements. Any company which is a tax resident of Mauritius is not subject to capital gains tax in India on the sale of Indian securities or withholdings taxes of dividends distributed by Indian companies to the extent that such a Mauritius company does not have a permanent establishment in India. The Portfolio has obtained a certificate of tax residence from the Mauritius tax authorities, has complied with the requirements of the Treaty, maintains its central management and control in Mauritius and therefore believes that it will be able to obtain benefits as a Mauritius resident under the Treaty. Accordingly, no provision for Indian capital gains taxes or dividend withholding taxes has been made.

The Portfolio holds a Category 1 Global Business License in Mauritius for the purpose of the Financial Services Act 2007 and under current laws and regulations, is subject to tax at the rate of 15% on its net income. However, the Portfolio is entitled to a deemed tax credit equivalent to the higher of actual foreign tax suffered or a presumed foreign tax equivalent of 80% of the Mauritian tax on its foreign source income. Thus, the effective tax rate in Mauritius should not exceed 3% (i.e. 15% less 80% of 15%). Indian companies making distributions are, however, liable to a dividend distribution tax equivalent to 20.358% of the dividends distributed. A company holding at least 5% of the share capital of an Indian company and receiving dividends from that Indian company may claim a credit for tax paid by the Indian company on its profits out of which the dividends were distributed including the dividend distribution tax. No Mauri-tian capital gains tax is payable on profits arising from sale of securities, and any dividends and redemption proceeds paid by the Portfolio to its shareholders will be exempt from withholding or other tax in Mauritius.

The Indian Finance Minister announced the introduction of a General Anti Avoidance Rule (GAAR) in the Indian tax law in the 2012/2013 budget. Subsequently, following representations made by stakeholders, the implementation of the GAAR provisions was deferred. The GAAR provisions are now expected to come into force effective April 1, 2017. Additionally, on May 10, 2016, the Governments of India and of Mauritius signed a

38 Annual Report

franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

NOTES TO FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

protocol to amend the Treaty (Protocol). The Protocol will be in force once both countries complete necessary formalities. The Protocol provides for capital gains arising on disposal of shares acquired by a Mauritius company on or after April 1, 2017 to be taxed in India. However, investments in shares acquired up to March 31, 2017 will remain exempted from capital gains tax in India irrespective of the date of disposal. In addition, shares acquired as from April 1, 2017 and disposed of by March 31, 2019 will be taxed at a concessionary rate equivalent to 50% of the domestic tax rate prevailing in India provided the Mauritius company meets the prescribed limitation of benefits clause, which includes a minimum expenditure level in Mauritius. Disposal of investments made by a Mauritius company in Indian financial instruments other than shares (such as limited partnerships, options, futures, warrants, debentures, and other debt instruments) are not impacted by the change and will continue to be exempted from capital gains tax in India.

Management is currently analyzing the impact to the Portfolio of this change to the Treaty. The India tax law also includes provisions that impose tax on certain transfers of shares of non-Indian companies that substantially derive their value from Indian assets. Uncertainty exists with respect to the application of this law on investment structures such as the Portfolio and the Fund. However, based on judgment and analysis of the facts and circumstances, management currently believes that the provisions are not likely to have a material impact on the Portfolio and the Fund.

The Portfolio’s accounting policy in accordance with accounting principles generally accepted in the United States of

America (U.S. GAAP) is to account for changes in tax laws when the laws are enacted.

d. Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Portfolio.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Portfolio’s organizational documents, the Portfolio’s officers and directors are indemnified by the Portfolio against certain liabilities arising out of the performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the Portfolio expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At October 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares were as follows:

		Year Ended October 31,
		2016		2015
	Shares	Amount	Shares	Amount
Shares sold	518,972	$7,233,039	4,601,933	$65,588,497
Shares redeemed	(2,436,807)	(31,382,228)	(2,953,131)	(40,817,901)
Net increase (decrease)	(1,917,835)	$(24,149,189)	1,648,802	$24,770,596

franklintempleton.com

Annual Report

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

NOTES TO FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company of Franklin Advisers, Inc. (Advisers) which is the investment manager of the Portfolio.

a. Management Fees

The Portfolio pays an investment management fee to Advisers (directly and/or indirectly through the Fund). The total management fee is paid based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

For the year ended October 31, 2016, the annualized effective investment management fee rate was 1.300% of the Fund’s average daily net assets.

b. Administrative Fees

The Portfolio pays an administrative fee to International Financial Services Limited (IFS), a Mauritius company, an annual fee of $30,000 plus reimbursement of certain expenses. Certain directors of the Portfolio are also directors of IFS.

4. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2016, aggregated $23,037,791 and $44,516,554, respectively.

5. Concentration of Risk

Investing in Indian equity securities that may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepay- ment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of finan- cial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

40 Annual Report

franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

NOTES TO FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

6. Fair Value Measurements (continued)

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2016, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

7. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

franklintempleton.com

Annual Report

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of FT (Mauritius) Offshore Investments Limited

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The FT (Mauritius) Offshore Investments Limited (the “Portfolio”) as of October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California December 16, 2016

42 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FRANKLIN INDIA G ROWTH FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

franklintempleton.com

Annual Report

This page intentionally left blank

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2016 Franklin Templeton Investments. All rights reserved.	141 A 12/16

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

 (a)      Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $58,593 for the fiscal year ended October 31, 2016 and $158,503 for the fiscal year ended October 31, 2015.

(b)      Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2016 and $74 for the fiscal year ended October 31, 2015.  The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $436,180 for the fiscal year ended October 31, 2016 and $501,024 for the fiscal year ended October 31, 2015.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessments, review of system processes related to fixed income securities, and certifying assets under management.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $436,180 for the fiscal year ended October 31, 2016 and $501,098 for the fiscal year ended October 31, 2015.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  December 27, 2016

By    /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  December 27, 2016